Segment information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Note 16 – Segment information

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of consumer products, trading and biofuel energy products. As such, the Company has determined that it has three operating segments as defined by ASC 280, “Segment Reporting”: consumer products, trading and biofuel energy Consumer products segment manufactures and sells Charcoal Doctor branded products and BBQ charcoal in China. Trading segment conducts rubber and other trading businesses. Biofuel energy segment produces and sells BBQ charcoal to customers in Asia, Europe and North America and produces and sells bamboo-based fuel for Electric Double Layer Capacitor.

Adjustments and eliminations of inter-company transactions were not included in determining segment (loss) profit, as they are not used by the chief operating decision maker.

The following table presents summary information by segment for the years ended December 31, 2016 and 2015, respectively.

	Consumer product		Trading		Biofuel Energy		Total
	2016	2015	2016	2015	2016	2015	2016	2015
Revenue from external customers	$39,978,902	$43,235,065	$553,693	$3,579,471	$7,133,079	$12,015,364	47,665,674	$58,829,900
Revenue from intersegment	576,302	736,527	12,345	11,988	1,077,840	554,251	1,666,487	$1,302,766
Cost of revenue	27,450,566	28,618,875	25,504	3,463,818	6,645,824	9,864,991	34,121,894	$41,947,684
Gross profit	12,528,336	14,616,190	528,189	115,653	487,255	2,150,373	13,543,780	$16,882,216
Interest Expenses	341,697	324,643	128,959	85,828	7,938	1,622	478,594	$412,093
Depreciation & amortization	453,671	478,400	51,141	72,715	859,491	890,065	1,364,303	$1,441,180
Segment profit	8,245,282	10,235,984	(149,755)	(734,126)	(2,388,673)	256,704	5,706,854	$9,758,562

Segment information by products for the years ended December 31, 2016 and 2015:

			Barbecue			Barbecue
		Purification &	Charcoal –			Charcoal -
	Cleaning	Deodorization	domestic	Trading	EDLC Carbon	international	Total
Tweleve months ended December 31, 2016
Revenue	$2,224,108	$37,562,996	$191,798	$553,693	$5,705,202	$1,427,877	$47,665,674
Tweleve months ended December 31, 2015
Revenue	$2,333,883	$32,548,426	$8,352,756	$3,579,471	$11,387,102	$628,262	$58,829,900

All of the Company's long-lived assets are located in the PRC.   Geographic information about the revenues, which are classified based on customers, is set out as follows:

	Years ended December 31,
	2016	2015
Revenue from China	$47,109,549	$58,129,408
Revenue directly from foreign countries	556,125	700,492
Total Revenue	$47,665,674	$58,829,900

Approximately $47.1 million (99%) of the Company’s  revenue was generated through Chinese domestic sources. However, approximately $4.07 million (9%) of revenue that was sold through a domestic distributor or exporters were sold to end-customers in foreign countries. In effect, approximately 90% of our products are consumed in China and approximately 10% of our products are consumed in foreign countries.